INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The following table presents the partnership’s material subsidiaries as of December 31, 2020 and 2019:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of the partnership
Brookfield Property L.P.(1)	Bermuda	49%	50%	100%	100%
Holding entities of the operating partnership
BPY Bermuda IV Holdings L.P.	Delaware	100%	100%	100%	100%
Brookfield BPY Retail Holdings II Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings II Limited	Bermuda	100%	100%	100%	100%
Brookfield BPY Holdings Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings IV Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings IA Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings V Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VI Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VII Limited	Bermuda	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
Brookfield Office Properties Inc. (“BPO”)	Canada	100%	100%	100%	100%
Brookfield BPY Holdings (Australia) ULC(2)	Canada	100%	100%	—%	—%
BPR Retail Holdings LLC(3)	United States	100%	100%	96%	95%
BSREP CARS Sub-Pooling LLC(4)	United States	26%	29%	—%	—%
Center Parcs UK(4)	United Kingdom	27%	27%	—%	—%
BSREP II Aries Pooling LLC(4)	United States	26%	26%	—%	—%
BSREP India Office Holdings Pte. Ltd.(4)	United States	33%	33%	—%	—%
BSREP II Retail Upper Pooling LLC(4)	United States	50%	50%	33%	33%
BSREP II Korea Office Holdings Pte. Ltd.(4)	South Korea	22%	22%	—%	—%
BSREP II PBSA Ltd.(4)	Bermuda	25%	25%	—%	—%
BSREP II MH Holdings LLC(4)	United States	26%	26%	—%	—%
(1)BPY holds all managing general partner units of the operating partnership and therefore has the power to direct the relevant activities and affairs of the operating partnership. The managing general partner units represent 49% and 50% of the total number of the operating partnership’s units at December 31, 2020 and 2019, respectively.
(2)This entity holds certain Australian properties not held through BPO.
(3)The partnership controls BPYU as it held 96% of the voting stock of BPYU through its 100% ownership of the BPYU Class B and Class C shares. The balance of the voting rights in respect of BPYU are held by the holders of the BPYU Units.
(4)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
BPO(1)	Canada	—%	—%	$4,758	$4,808
BPR Retail Holdings LLC(2)	United States	—%	—%	1,537	1,787
BSREP II MH Holdings LLC(3)	United States	74%	74%	998	773
BSREP II PBSA Ltd.	Bermuda	75%	75%	961	791
BSREP CARS Sub-Pooling LLC(3)	United States	74%	71%	889	973
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	627	484
Center Parcs UK(3)	United Kingdom	73%	73%	550	675
BSREP II Aries Pooling LLC(3)	United States	74%	74%	425	554
BSREP II Retail Upper Pooling LLC(3)	United States	50%	50%	423	541
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	323	403
Other	Various	33% - 76%	18% - 76%	4,196	4,196
Total				$15,687	$15,985
(1)    Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)    Includes non-controlling interests in BPYU subsidiaries.
(3)    Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2020
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$1,886	$43,269	$6,877	$17,248	$4,929	$16,101
BPR Retail Holdings LLC	1,044	30,424	4,738	12,752	1,537	12,441
BSREP II MH Holdings LLC	72	2,797	50	1,502	998	319
BSREP II PBSA Ltd.	60	3,001	1,326	446	961	328
BSREP CARS Sub-Pooling LLC	245	3,774	454	2,363	889	313
BSREP II Korea Office Holdings Pte. Ltd.	100	3,518	56	2,755	627	180
Center Parcs UK	123	4,577	450	3,493	550	207
BSREP II Aries Pooling LLC	162	1,397	405	585	425	144
BSREP II Retail Upper Pooling LLC	216	2,331	684	1,011	423	429
BSREP India Office Holdings Pte. Ltd.	28	2,280	201	1,627	323	157
Total	$3,936	$97,368	$15,241	$43,782	$11,662	$30,619

	Dec. 31, 2019
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$1,705	$43,102	$7,133	$17,033	$4,979	$15,662
BPR Retail Holdings LLC	402	32,526	1,523	15,509	1,787	14,109
BSREP CARS Sub-Pooling LLC	65	4,512	76	3,189	973	339
BSREP II PBSA Ltd.	68	2,633	73	1,566	791	271
BSREP II MH Holdings LLC	45	2,522	47	1,497	773	250
Center Parcs UK	70	4,445	242	3,343	675	255
BSREP II Aries Pooling LLC	158	1,880	487	808	554	189
BSREP II Retail Upper Pooling LLC	109	2,659	315	1,360	541	552
BSREP II Korea Office Holdings Pte. Ltd.	96	3,089	64	2,497	484	140
BSREP India Office Holdings Pte. Ltd.	35	2,252	150	1,539	403	195
BSREP UA Holdings LLC	46	349	6	243	102	44
Total	$2,799	$99,969	$10,116	$48,584	$12,062	$32,006

	Year ended Dec. 31, 2020
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,079	$142	$152	$69	$(37)	$7
BPR Retail Holdings LLC	1,612	(211)	(214)	16	(1,974)	(1,999)
BSREP II MH Holdings LLC	252	281	281	11	90	90
BSREP II PBSA Ltd.	129	63	99	8	21	33
BSREP CARS Sub-Pooling LLC	293	103	101	32	36	35
BSREP II Korea Office Holdings Pte. Ltd.	189	128	174	5	37	50
Center Parcs UK	284	(137)	(112)	—	(52)	(62)
BSREP II Aries Pooling LLC	146	75	75	100	26	26
BSREP II Retail Upper Pooling LLC	268	(187)	(187)	—	(177)	(177)
BSREP India Office Holdings Pte. Ltd.	176	(54)	(64)	11	(26)	(31)
Total	$5,428	$203	$305	$252	$(2,056)	$(2,028)

	Year ended Dec. 31, 2019
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,149	$318	$306	$77	$757	$808
BPR Retail Holdings LLC	1,592	66	67	122	652	657
BSREP CARS Sub-Pooling LLC	317	67	62	48	23	21
BSREP II PBSA Ltd.	148	144	173	85	49	59
BSREP II MH Holdings LLC	239	62	62	—	20	20
Center Parcs UK	658	47	139	320	17	51
BSREP II Aries Pooling LLC	256	75	74	33	26	26
BSREP II Retail Upper Pooling LLC	298	(121)	(121)	2	(116)	(116)
BSREP II Korea Office Holdings Pte. Ltd.	219	52	26	131	15	7
BSREP India Office Holdings Pte. Ltd.	187	144	129	181	70	62
BSREP UA Holdings LLC	115	(96)	(96)	222	(43)	(43)
Forest City(1)	—	—	—	—	—	—
Total	$6,178	$758	$821	$1,221	$1,470	$1,552
 (1)    The non-controlling interests of Forest City was deconsolidated on January 31, 2019. See Note 3, Investment Properties, for further information.

	Year ended Dec. 31, 2018
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,159	$245	$240	$35	$147	$194
Forest City	65	(153)	(153)	21	(27)	(27)
BPR Retail Holdings LLC	584	34	34	(1)	457	447
BSREP CARS Sub-Pooling LLC	311	105	99	54	37	34
Center Parcs UK	644	87	50	55	33	19
BSREP II Korea Office Holdings Pte. Ltd.	211	96	69	8	28	20
BSREP II MH Holdings LLC	248	132	132	8	42	42
BSREP II PBSA Ltd.	131	68	20	—	23	7
BSREP India Office Holdings Pte. Ltd.	176	245	209	11	119	102
BSREP II Aries Pooling LLC	190	51	52	69	18	18
BSREP II Retail Upper Pooling LLC	302	(190)	(191)	1	(189)	(190)
BSREP UA Holdings LLC	128	20	20	—	9	9
Total	$5,149	$740	$581	$261	$697	$675